Financial Instruments-Risk Management - Summary of Risk Categories of Borrower by Probability Of default (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,084,224	$ 993,524
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Total	361,243	353,216
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	273,845	261,080
Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	14,985	12,792
Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	99,114	92,440
Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	129,345	121,184
Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	20,162	22,015
Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	7,698	9,039
Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	631	886
Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,388	2,107
Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	100.00%
Total	$ 522	617
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.05%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.20%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	1.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	3.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	10.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	20.00%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.0499%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.1999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	2.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	9.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	19.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	99.9999%
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 153,713
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	50,136
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	94,313
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	7,969
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	671
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	262
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	172
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	190
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	39,214
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	33,190
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	4,884
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	740
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	181
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	111
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	36
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	72
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	45,862	45,885
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	14,293
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	9,565
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	11,484
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	5,484
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	4,134
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	245
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	567
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	90
Other retail [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	35,056	$ 35,279
Other retail [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	692
Other retail [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	6,223
Other retail [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	18,664
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	5,969
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	2,712
Other retail [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	13
Other retail [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	613
Other retail [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	$ 170